Business Acquisitions (Tables)	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the nine months ended September 30, 2015, giving effect to the Partnership’s acquisition and financing of the Dan Sabia as if this acquisition had taken place on January 1, 2015.

(US $ in thousands)	Nine Months Ended September 30, 2015
Revenue	$116,984
Net income	23,840